YELLOWHEAD ACQUISITION - Disclosure of purchase price (Details) - Yellowhead [Member] $ in Thousands	Feb. 15, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 187
Accounts receivable and other assets	14
Reclamation deposits	85
Property, plant and equipment	16,240
Accounts payable and other liabilities	(260)
Consideration transferred, acquisition-date fair value	$ 16,266